Related Party Transactions - Additional Information (Details) $ / shares in Units, $ in Thousands				1 Months Ended							6 Months Ended		12 Months Ended
	Jun. 30, 2020 USD ($)	Dec. 31, 2019 USD ($)	Oct. 25, 2018 shares	Nov. 30, 2019 USD ($)	Apr. 30, 2019 product	Nov. 30, 2018 $ / shares shares	Oct. 25, 2018 shares	Jan. 31, 2017 USD ($) item	Dec. 31, 2016 USD ($) item	Aug. 31, 2016 employee	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Mar. 31, 2017 USD ($)
Related Party Transaction
Repurchase of common stock (in shares ) | shares			374,622				374,622
VELODYNE LIDAR, INC AND SUBSIDIARIES
Related Party Transaction
Future minimum lease payments	$ 27,269	$ 29,397									$ 27,269		$ 29,397
Stockholder D | VELODYNE LIDAR, INC AND SUBSIDIARIES
Related Party Transaction
Number of products | product					1
Accrued purchases	2,500	2,700
Outstanding purchase commitment	16,500	24,900									16,500		24,900
Stockholder D | VELODYNE LIDAR, INC AND SUBSIDIARIES | Other current assets
Related Party Transaction
Receivables	1,500	2,700									1,500		2,700
Officer | VELODYNE LIDAR, INC AND SUBSIDIARIES
Related Party Transaction
Future minimum lease payments	$ 25,800	27,300									25,800		27,300
Rent expense											$ 1,700	$ 1,500	3,100	$ 3,000	$ 3,000
Number of Unsecured Promissory Notes | item								2	2
Related party loan financed								$ 3,500	$ 3,500
Interest rate								3.15%	3.15%
Aggregated outstanding balance		3,600											3,600
Accrued and unpaid interest		$ 100											$ 100
Unconditional payment guarantee value														$ 14,400	$ 14,800	$ 15,000
Number of former employees | employee										2
Litigation settlement				$ 2,500
Legal Fees				$ 2,600
Officer | VELODYNE LIDAR, INC AND SUBSIDIARIES | Series B Preferred Stock [Member]
Related Party Transaction
Repurchase of common stock (in shares ) | shares						73,150
Purchase price per share | $ / shares						$ 36.3520